Columbia Funds Series Trust
290 Congress Street
Boston, MA 02210
August 1, 2023
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust (the Registrant) Columbia Short Term Bond Fund
Post-Effective Amendment No. 207 File No. 333-89661 /811-09645
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 207 (Amendment). This Amendment was filed electronically on July 26, 2023.
If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990 .
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust